SUPPLEMENTAL CASH FLOW INFORMATION	6 Months Ended
Jun. 30, 2022
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION

10.	SUPPLEMENTAL CASH FLOW INFORMATION

Changes in working capital for the year ended June 30, 2022 and 2021 are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2022	June 30, 2021
(Increase) in due from related party	(81)	(171)
(Increase) in prepaid expenses	(3)	(31)
(increase) in Sales tax receivable and deferred RTO expenses	(955)	-
Increase in trade payables and accrued liabilities	1,178	58
Total changes in working capital	139	(144)

During the six months period ended June 30, 2022, the Company:

i)	transferred $61,676 from reserve to deficit;
ii)	Transferred $138,662 from reserve to common share capital;
iii)	recorded $9,481 as the net change for accrued exploration and evaluation expenditures;

During the six months period ended June 30, 2021, the Company:

i)	transferred $97,953 from reserve to deficit;
ii)	Transferred $244,357 from reserve to common share capital;
iii)	recorded $96,430 as the net change for accrued exploration and evaluation expenditures;
iv)	Reclassed $50,000 from advance to investment in PNR.